[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

August 27, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Integrity Funds

Ladies and Gentlemen:

The Integrity Funds (the "Registrant") is transmitting Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A for electronic filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (under which it is Amendment No. 47). This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act and is primarily with respect to the Integrity Small Cap Growth Fund (the "Fund"), a series of the Trust, which is a multi-series investment company. Please note that it is proposed that the name of the Integrity Small Cap Growth Fund will be changed to the "Williston Basin/Mid-North America Stock Fund" and that the principal strategy of the Fund will be changed accordingly, as set forth in the Amendment. It is also proposed that the maximum up-front sales charge for the Fund will be reduced from 5.75% to 5.00%, and we note that, as indicated, the performance information for the Fund included in the prospectus will be restated to reflect the lower sales charge.

In addition, the Amendment reflects the elimination of up-front and contingent deferred sales charges and a reduction in 12b-1 fees for the Integrity Growth & Income Fund, another series of the Trust, both of which changes will become effective as of September 2, 2008. We note that, as indicated, the performance information for this fund included in the prospectus will be restated to reflect the elimination of sales charges. Finally, with respect to the Integrity High Income Fund, another series of the Trust, we note that shareholder approval is currently pending for a new sub-advisory agreement and a multi-manager structure for such fund and, accordingly, certain related information in the prospectus and statement of additional information is bracketed.

If we may cooperate with you in any way in the processing of this registration statement, please telephone Felice Foundos at (312) 845-3864 or the undersigned at (312) 845-3446.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/Suzanne M. Russell
Suzanne M. Russell

Enclosures

cc:	Adam Forthun
Brent Wheeler
Mark J. Kneedy, Esq.